Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 4,341	$ 95,068	$ 124,535
Digital currencies	199	199	17,036
Prepaid expense and other current assets			8,902
Total current assets	4,540	95,267	150,473
Other assets:
Property and equipment, net			489,420
Investment			2,250,000
Websites		919	6,075
Deposits	1,885	1,885	336,885
Total other assets	1,885	2,804	3,082,380
Total Assets	6,425	98,071	3,232,853
Liabilities and Stockholders' Deficit:
Accounts payable and accrued expense	965,837	770,497	402,464
Short term loan	45,000	45,000	45,000
Convertible notes		3,283,034	1,781,156
Derivative liabilities	5,079,807	23,231,938	3,794,153
Derivative liabilities for shortfall of shares		14,915,419
Liquidated Damages Liabilities		3,102,750
Total current liabilities	6,090,644	45,348,638	6,022,773
Stockholders' deficit:
Preferred stock value	1,128
Common stock value	42,325	16,097	2,842
Treasury stock, at cost	(617)	(217)	(217)
Additional paid in capital	98,120,692	23,785,756	21,994,382
Accumulated deficit	(104,247,747)	(69,052,203)	(24,786,927)
Total stockholders' deficit	(6,084,219)	(45,250,567)	(2,789,920)
Total Liabilities and stockholders' deficit	6,425	98,071	3,232,853
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value	$ 1,128
Series C Convertible Preferred Stock [Member]
Stockholders' deficit:
Preferred stock value